SCHEDULE OF STOCK OPTION ACTIVITY (Details) - USD ($)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares, Granted	0	0
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares, Outstanding, Beginning balance		206
Weighted-Average Exercise Price, Outstanding, Beginning balance		$ 3,723,473
Weighted- Average Remaining Contractual Term		8 months 26 days	11 months 26 days
Aggregate Intrinsic Value, Outstanding, Beginning balance
Weighted-Average Exercise Price, Forfeiture/Cancelled		$ 4,492,125	$ 2,475,000
Shares, Outstanding, Ending balance	166	166	206
Weighted-Average Exercise Price, Outstanding, Ending balance	$ 3,538,256	$ 3,538,256	$ 3,723,473
Aggregate Intrinsic Value, Outstanding, Ending balance
Shares, Exercisable, Ending balance	166	166	206
Weighted-Average Exercise Price, Outstanding, Ending balance	$ 3,538,256	$ 3,538,256	$ 3,723,473
Weighted- Average Remaining Contractual Term, Exercisable		8 months 26 days	11 months 26 days
Aggregate Intrinsic Value, Exercisable, Ending balance
Shares, Exercisable, Beginning balance		206
Weighted-Average Exercise Price, Outstanding, Beginning balance		$ 3,723,473
Aggregate Intrinsic Value, Exercisable, Beginning balance
Weighted-Average Exercise Price, Granted
Weighted-Average Exercise Price, Exercised
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares, Outstanding, Beginning balance		206	220
Weighted-Average Exercise Price, Outstanding, Beginning balance		$ 3,723,473	$ 2,723,710
Weighted- Average Remaining Contractual Term			11 months 26 days	2 years 5 months 19 days
Aggregate Intrinsic Value, Outstanding, Beginning balance
Shares, Granted
Shares, Exercised
Shares, Expired/Canceled		(40)	(14)
Shares, Outstanding, Ending balance			206	220
Weighted-Average Exercise Price, Outstanding, Ending balance			$ 3,723,473	$ 2,723,710
Aggregate Intrinsic Value, Outstanding, Ending balance